PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

PGIM Jennison Mid-Cap Growth Fund (the “Fund”)

Supplement dated July 31, 2025

to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective immediately, Mr. Daniel Brachfeld, CFA will be added to the Fund’s portfolio management team.

To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

1.The tables in the section of the Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” are hereby revised by adding the information set forth below with respect to Mr. Brachfeld:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	Jennison	Daniel	Managing Director	July 2025
LLC	Associates LLC	Brachfeld, CFA

2.The first paragraph of the section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers,” is revised to include Mr. Brachfeld in the list of portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund.

3.The section of the Fund’s Prospectus entitled “How the Fund is Managed – Portfolio Managers” is hereby revised by adding the following professional biography for Mr. Brachfeld:

Daniel Brachfeld, CFA, is a Managing Director, mid cap growth equity portfolio manager and research analyst. He joined Jennison in 2020. Prior to joining Jennison, he was portfolio manager and research analyst covering consumer equity long/short companies at Millennium Partners. Prior to that, he managed a consumer discretionary long/short portfolio at JP Morgan Chase & Co. and also worked at Bear Stearns as a risk arbitrage analyst. Mr. Brachfeld earned a BBA in finance from the University of Michigan’s Ross School of Business, and he holds the Chartered Financial Analyst (CFA) designation.

4.The table in the section of the Fund’s SAI entitled “THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED” is hereby revised by adding the information set forth below with respect to Mr. Brachfeld:

Portfolio Managers	Registered	Other Pooled	Other Accounts/Total
	Investment	Investment	Assets*
	Companies/Total	Vehicles/Total Assets*
Assets*

Daniel Brachfeld, CFA	None	None	None

*Information as of July 15, 2025.

5.The table in the section of the Fund’s SAI entitled “THE FUND’S PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS” is hereby revised by adding the information set forth below with respect to Mr. Brachfeld:

Personal Investments and Financial Interests of the Portfolio Managers

Portfolio Managers	Investments and Other Financial Interests in the Funds and Similar
Strategies*

Daniel Brachfeld, CFA	$10,001-$50,000

The dollar range of Daniel Brachfeld, CFA’s direct investment in the Fund as of July 15, 2025 is as follows: $10,001-$50,000.

*Information as of July 15, 2025.

LR1510